Other Subsequent Events (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	0 Months Ended
	May 03, 2013 Subsequent Event [Member]	May 03, 2013 1200 Enclave Parkway [Member] Subsequent Event [Member]	May 01, 2013 1200 Enclave Parkway [Member] Subsequent Event [Member] sqft	Mar. 31, 2013 Interest Rate Swap [Member]	Apr. 30, 2013 Interest Rate Swap [Member] Subsequent Event [Member] contract
Subsequent Event [Line Items]
Dividends declared (in dollars per share)	$ 0.20
Sale price			$ 48.8
Square footage of real estate property			150,000
Percentage of leased properties			100.00%
Property management agreement, term		5 years
Number of additional forward starting swaps					4
Notional amount				$ 440	$ 390